Related Party Transactions (Details) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Dec. 28, 2024	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Received promissory notes					$ 580,402
Repayment of advance	$ 100,395				$ 128,568		$ 104,883
Preferred stock, shares issued	0				18,000.018		0	0
Related Party [Member]
Related Party Transactions [Line Items]
Advances from related party					$ 19,000			$ 79,795
Repayment of advance							$ 100,395
Advanced amount to company					$ 19,000		20,600	$ 79,795
Grafiti LLC [Member]
Related Party Transactions [Line Items]
promissory note principal amount			$ 2,500,000
Repayment of advance	$ 0						0
Percentage of common shares					58.00%
Grafiti Group LLC [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Shares issued					2,500,000
Grafiti Group LLC [Member] | Series A Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, shares issued					18,000.018
Promissory Notes [Member]
Related Party Transactions [Line Items]
Received promissory notes	1,007,000					$ 336,408	1,007,000
Repaid principal balance					$ 128,568		104,883
Principal balance					2,999,957		2,792,117
Promissory notes available amount					43		207,883
Accrued interest payable balance	326,572				$ 72,387		326,572
Interest payable
Grafiti Note [Member]
Related Party Transactions [Line Items]
promissory note principal amount		$ 3,000,000	$ 2,500,000
Interest rate	10.00%				10.00%		10.00%
Received promissory notes	$ 1,007,000				$ 336,408		$ 1,007,000
Repaid principal balance					128,568		104,883
Principal balance					2,999,957		2,792,117
Promissory notes available amount					43		$ 207,883
Accrued interest payable balance				$ 71,433	$ 72,387